SHAREHOLDERS' EQUITY (Schedule Of Options Outstanding and Exercisable by Exercise Price) (Details)	12 Months Ended
Dec. 31, 2021 shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	4,717,200
Weighted average remaining contractual life	6 years 3 months 25 days
Number of exercisable options outstanding	3,213,149
Weighted average remainging contractual life of options	5 years 4 months 20 days
Employee Stock Option [Member] | 0-19.79 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	364,941
Weighted average remaining contractual life	2 years 2 months 8 days
Number of exercisable options outstanding	357,975
Weighted average remainging contractual life of options	2 years 25 days
Employee Stock Option [Member] | 19.8-21.13 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	563,467
Weighted average remaining contractual life	3 years 8 months 15 days
Number of exercisable options outstanding	563,467
Weighted average remainging contractual life of options	3 years 8 months 15 days
Employee Stock Option [Member] | 21.14-51.32 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	243,431
Weighted average remaining contractual life	4 years 29 days
Number of exercisable options outstanding	238,431
Weighted average remainging contractual life of options	4 years 21 days
Employee Stock Option [Member] | 51.33-56.61 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	398,038
Weighted average remaining contractual life	5 years 1 month 13 days
Number of exercisable options outstanding	398,038
Weighted average remainging contractual life of options	5 years 1 month 13 days
Employee Stock Option [Member] | 56.62-61.75 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	648,082
Weighted average remaining contractual life	6 years 1 month 13 days
Number of exercisable options outstanding	579,583
Weighted average remainging contractual life of options	6 years 1 month 13 days
Employee Stock Option [Member] | 61.76-101.67 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	332,623
Weighted average remaining contractual life	6 years 6 months 25 days
Number of exercisable options outstanding	242,169
Weighted average remainging contractual life of options	6 years 5 months 4 days
Employee Stock Option [Member] | 101.68-102.67 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	603,279
Weighted average remaining contractual life	7 years 1 month 13 days
Number of exercisable options outstanding	380,074
Weighted average remainging contractual life of options	7 years 1 month 13 days
Employee Stock Option [Member] | 102.68-142.09 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	237,781
Weighted average remaining contractual life	7 years 7 months 2 days
Number of exercisable options outstanding	137,373
Weighted average remainging contractual life of options	7 years 5 months 23 days
Employee Stock Option [Member] | 142.1-143.13 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	520,670
Weighted average remaining contractual life	8 years 1 month 20 days
Number of exercisable options outstanding	214,450
Weighted average remainging contractual life of options	8 years 1 month 20 days
Employee Stock Option [Member] | 143.14-286.29 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	804,888
Weighted average remaining contractual life	9 years 2 months 4 days
Number of exercisable options outstanding	101,589
Weighted average remainging contractual life of options	8 years 9 months 29 days